NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Net Income Loss Per Share [Table Text Block]
The following table sets forth the computation of the basic and diluted net loss per share attributable to Amarantus common stockholders for the periods indicated:

	Year Ended December 31,
	2013	2012
Numerator
Net Loss	$(15,131,681)	$(5,135,618)
Preferred stock dividend	38,402	—
Net loss applicable to common stockholders	$(15,170,083)	$(5,135,618)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	450,931,510	140,710,454
Common shares equivalents	—	—
Common stock - diluted	450,931,510	140,710,454

Net loss per share	$(0.03)	$(0.04)

Potentially dilutive securities:
Outstanding time-based common stock options(1)	6,941,000	-	(2)
Outstanding time-based preferred stock options(1)	2,288,000	-	(2)
Warrants(1)	84,553,000	-	(2)
Relating party liabilities	3,107,000	-	(2)
Convertible promissory note(s)(1)	6,325,000	-	(2)
8% Senior convertible debentures	75,000,000	-	(2)
Convertible preferred stock(1) (3)	753,000	-	(2)

(1)	The impact of time-based stock options, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.

(2)	Total anti dilutive securities in 2012 was approximately 84,000,000.

(3)	Includes Series C and D Convertible Preferred Stock.